Note 9 - Income Taxes (Detail) - Deferred Tax Assets Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Items giving rise to deferred tax assets:
Allowance for loan losses	$ 2,394	$ 2,551
Deferred compensation	1,709	1,558
Deferred loan fees/costs	322	376
Other real estate owned	554	440
Other	199	179
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(156)	(149)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(828)	(495)
Depreciation	(146)	(250)
Prepaid expenses	(73)	(140)
Intangibles	(363)	(330)
Other		(1)
Net deferred tax asset	$ 2,531	$ 2,658